Financial Instruments and Risk Management (Details) $ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026 CAD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Apr. 01, 2026 CAD ($)
Financial Instruments and Risk Management (Details) [Line Items]
Net foreign exchange risk exposure (in Dollars)		$ 32.3		$ 9.3
Percentage of foreign exchange	10.00%	10.00%
Foreign exchange gain or loss (in Dollars)	$ 4.5		$ 1.3
Change in interest rate	1.00%	1.00%
Change in interest expenses (in Dollars)	$ 0.0
Trade receivables percentage	77.00%	77.00%	86.00%	86.00%
Interest receivables percentage	100.00%	100.00%	100.00%	100.00%
Subsequent Event [Member]
Financial Instruments and Risk Management (Details) [Line Items]
Received amount (in Dollars)					$ 4.5